Property and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Computer Equipment [Member] CNY	Dec. 31, 2013 Computer Equipment [Member] CNY	Dec. 31, 2014 Leasehold Improvements [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] CNY	Dec. 31, 2014 Furniture and Fixtures [Member] CNY	Dec. 31, 2013 Furniture and Fixtures [Member] CNY	Dec. 31, 2014 Motor Vehicles [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] CNY
Property and Equipment [Line Items]
Property and equipment, gross					478,676	500,760	46,805	45,553	40,278	36,351	1,939	5,888
Less: Accumulated depreciation		(427,097)	(397,569)
Net book value	22,661	140,601	190,983
Depreciation expense	$ 14,955	92,790	98,786	107,038